Reserves for Unpaid Loss and Loss Adjustment Expenses (Details) - Schedule of Table Represents an Analysis of Loss and Loss Adjustment Expenses - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule Table RepresentsaAn Analysis of Loss and Loss Adjustment Expenses [Abstract]
Reserve for unpaid loss and loss adjustment expenses	$ 636,245	$ 577,646
Unpaid loss and loss adjustment expenses recoverable	(188,800)	(182,123)
Net reserve for unpaid loss and loss adjustment expenses at beginning of period / year	447,445	395,523
Loss and loss adjustment expenses incurred, net of reinsurance:
Current accident year	121,275	198,044
Previous accident years	(27,518)	(40,482)
Total loss and loss adjustment expenses incurred, net of reinsurance	93,757	157,562
Loss and loss adjustment expenses paid, net of reinsurance:
Current accident year	(5,336)	(14,876)
Prior accident years	(53,544)	(90,728)
Total loss and loss adjustment expenses paid, net of reinsurance	(58,880)	(105,604)
Change in allowance for credit losses on reinsurance recoverables	25	(36)
Net reserve for unpaid loss and loss adjustment expenses at end of period / year	482,347	447,445
Reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance	(202,631)	(188,800)
Reserve for unpaid loss and loss adjustment expenses at end of period / year	$ 684,978	$ 636,245